Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Loans, Net Of Current Maturities [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

			Years of	December 31,
	Currency	Interest %	maturity	2012	2011
Long-term bank loans(*)	U.S. dollars	Libor +1.25-2.5%	mainly 2-3	$174,381	$369,564
	GBP	Libor + 1.11-3.28%	mainly 1-3	29,917	29,298
	Other	Libor + 1.7-4%	mainly 1-3	1,228	1,408
				205,525	400,270
Less: current maturities				31,781	98,015
				$173,745	$302,255

(*) For covenants see Note 20(F).

Summary Of Maturities Of Long-Term Loans

2013 – current maturities	$31,781
2014	75,137
2015	16,895
2016	81,712
$205,525